Loans from Third Parties	12 Months Ended
Dec. 31, 2025
Loans from Third Parties [Abstract]
LOANS FROM THIRD PARTIES
11.	LOANS FROM THIRD PARTIES

On September 10, 2019, the Company entered into a loan facility with Medi-life Co., Limited (“Medi-life), a minority shareholder, for $600. This loan had a one-year term with a 2% interest rate per annum. Before the maturity date, the Company renewed the loan agreement with Medi-life to extend the maturity date to September 10, 2026. On December 3, 2020, the Company also entered into a new loan facility with Medi-life for $100, which had a two-year term with a 2% interest rate per annum. Before the maturity date, the Company renewed the loan agreement with Medi-life to extend the maturity date to December 2, 2026. In July 2025, the Company repaid an aggregate amount of $700 to Medi-life.

On August 5, 2019, TSB entered a loan facility with Medi-life for RMB 16,003 thousand ($2,273), which had a two-year term with a 2% interest rate per annum. On June 1, 2021, TSB repaid $250 to Medi-life. Before the maturity date, TSB renewed the loan agreement with Medi-life to extend the maturity date to May 31, 2027.

On January 10, 2020 and December 7, 2020, TSB also entered two loan facilities with Medi-life for an aggregate amount of $408, which had a two-year term with a 2% interest rate per annum. Before the maturity date, TSB renewed the loan agreement with Medi-life, totaling $80 and $328, extending the maturity date to January 9, 2027 and December 6, 2026, respectively.

Loans from third parties were $3,131 and $2,431 as of December 31, 2024 and 2025, and accrued interests were $334 and $311 as of December 31, 2024 and 2025, respectively.

The future principal payments for the Group’s loans from third parties as of December 31, 2025 were as follows:

Amount
2026	$328
2027	2,103
2028	-
2029	-
2030	-
Thereafter	-
Total loans from third parties	$2,431